PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [abstract]
Disclosure of provisions [text block]
	Thousands of U.S. dollars
	12/31/2016	Additions	Additions from business combination (Note 5)	Payments	Reversal	Transfers	Translation differences	12/31/2017
Non-current
Provisions for liabilities	30,394	18,474	4,134	(6,520)	(10,687)	(73)	(4,912)	30,810
Provisions for taxes	21,447	1,286	2,274	-	(6,607)	2,108	(675)	19,833
Provisions for dismantling	15,338	1,416	-	(48)	(7,382)	-	(75)	9,249
Other provisions	2,716	944	-	(2,382)	(2,733)	(2,035)	4,784	1,294
Total non-current	69,895	22,120	6,408	(8,950)	(27,409)	-	(878)	61,186

Current
Provisions for liabilities	8,160	8,197	-	(2,479)	(104)	-	(3,231)	10,543
Provisions for taxes	1,006	4,580	-	-	-	-	55	5,641
Provisions for dismantling	213	1	-	6	(219)	-	(1)	-
Other provisions	5,339	988	-	(5,181)	(15)	-	1,754	2,884
Total current	14,718	13,766	-	(7,654)	(338)	-	(1,423)	19,068

	Thousands of U.S. dollars
	12/31/2015	Additions	Additions from business combination (Note 5)	Payments	Reversal	Transfers	Translation differences	12/31/2016
Non-current
Provisions for liabilities	29,532	10,331	4,212	(18,569)	(2,174)	-	7,062	30,394
Provisions for taxes	13,283	3,690	5,654	-	(3,923)	-	2,743	21,447
Provisions for dismantling	12,065	1,452	-	(13)	(259)	(207)	2,300	15,338
Other provisions	140	2,890	-	(61)	(54)	-	(199)	2,716
Total non-current	55,020	18,363	9,866	(18,643)	(6,410)	(207)	11,906	69,895

Current
Provisions for liabilities	6,205	1,079	3,239	(540)	(1,015)	-	(808)	8,160
Provisions for taxes	876	115	-	-	-	-	15	1,006
Provisions for dismantling	1,271	55	-	-	(1,512)	207	192	213
Other provisions	3,090	3,851	-	(15)	(1,230)	-	(357)	5,339
Total current	11,442	5,100	3,239	(555)	(3,757)	207	(958)	14,718